Investments in Film - Schedule of Investments in Film (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Investments in Film [Abstract]
Investments in film- current	$ 885,800	$ 885,800
Investments in film- non current	535,857	535,857
Total of Investments in Film	$ 1,421,657	$ 1,421,657